Non-Controlling Interest (Tables)	12 Months Ended
Dec. 31, 2025
Non Controlling Interest [Abstract]
Disclosure of summarized balance sheet information related to non-controlling interest [Table Text Block]
December 31, 2024
Assets
Cash and cash equivalents	$12.9
Trade and other receivables	44.1
Inventories - current	37.5
Property, plant and equipment	902.9
Other assets	11.1
1,008.5
Liabilities
Trade and other payables	37.5
Amounts due to related parties	422.6
Environmental and other provisions	35.5
Lease liabilities	20.1
Deferred tax liabilities	119.9
Other liabilities	68.9
704.5

Disclosure of summarized income statement and comprehensive income information related to non-controlling interest [Table Text Block]
	Year ended December 31, 2025[1]	Year ended December 31, 2024
Total revenue	$76.5	$274.1
Mine operating costs	56.5	210.8
Depreciation and amortization	16.5	50.1
Gross profit	3.5	13.2

Other expenses	2.6	20.2
Finance expense - related parties	14.4	31.3
Other net finance costs	5.3	16.6
Tax recovery	(2.0)	(19.4)
Net loss for the year	$(16.8)	$(35.5)

Total comprehensive loss	$(4.0)	$(63.1)